CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Cartesian Growth Corporation III Ordinary Shares Class B ordinary shares	Cartesian Growth Corporation III Ordinary Shares	Cartesian Growth Corporation III Additional Paid-in Capital Private Placement Warrants	Cartesian Growth Corporation III Additional Paid-in Capital Public Warrants	Cartesian Growth Corporation III Additional Paid-in Capital	Cartesian Growth Corporation III Accumulated Deficit	Cartesian Growth Corporation III Class B ordinary shares	Cartesian Growth Corporation III Private Placement Warrants	Cartesian Growth Corporation III Public Warrants	Cartesian Growth Corporation III	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2023											$ 16,055,000	$ (127,387,000)	$ (111,253,000)
STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Net income (loss)												(54,344,000)	(54,344,000)
Ending balance at Dec. 31, 2024	$ 690	$ 690			$ 24,310	$ (42,620)				$ (17,620)	25,193,000	(181,731,000)	$ (156,496,000)
Ending balance (In shares) at Dec. 31, 2024	6,900,000	6,900,000					6,900,000						5,016,051
Beginning balance at Oct. 28, 2024	$ 0				0	0				0
Beginning balance (In shares) at Oct. 28, 2024	0
STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Net income (loss)						(42,620)				(42,620)
Ending balance at Dec. 31, 2024	$ 690	$ 690			24,310	(42,620)				(17,620)	25,193,000	(181,731,000)	$ (156,496,000)
Ending balance (In shares) at Dec. 31, 2024	6,900,000	6,900,000					6,900,000						5,016,051
STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Net income (loss)						(20,449)				(20,449)		(12,870,000)	$ (12,870,000)
Ending balance at Mar. 31, 2025		$ 690			24,310	(63,069)				(38,069)	29,052,000	(194,601,000)	(165,499,000)
Ending balance (In shares) at Mar. 31, 2025		6,900,000
Beginning balance at Dec. 31, 2024	$ 690	$ 690			24,310	(42,620)				(17,620)	25,193,000	(181,731,000)	$ (156,496,000)
Beginning balance (In shares) at Dec. 31, 2024	6,900,000	6,900,000					6,900,000						5,016,051
STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount					(9,722,332)	(19,374,434)				(29,096,766)
Issuance of warrants			$ 6,800,000	$ 3,132,600				$ 6,800,000	$ 3,132,600
Allocated value of transaction costs to Class A shares					$ (234,578)					(234,578)
Net income (loss)						6,219,069				6,219,069		(73,845,000)	$ (73,845,000)
Ending balance at Dec. 31, 2025	$ 690					(13,197,985)				(13,197,295)	34,661,000	(255,576,000)	$ (221,394,000)
Ending balance (In shares) at Dec. 31, 2025	6,900,000						6,900,000						5,039,438
STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount						(2,491,718)				(2,491,718)
Net income (loss)						1,680,417				1,680,417		(8,575,000)	$ (8,575,000)
Ending balance at Mar. 31, 2026	$ 690					$ (14,009,286)				$ (14,008,596)	$ 36,285,000	$ (264,151,000)	$ (228,643,000)
Ending balance (In shares) at Mar. 31, 2026	6,900,000						6,900,000						5,068,690